Corporate and Business Information (Details) - BRL (R$)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jan. 25, 2023
Corporate and Business Information [Line Items]
Date of incorporation	Nov. 16, 2022
Acquired equity interest	100.00%
Net income (in Brazil Real)	R$ (57,307,000)	R$ (33,203,000)
Other operating expenses (in Brazil Real)	(36,538,000)	2,325,000
Goodwill (in Brazil Real)	170,986,000		R$ 185,758,000
Lease liabilities (in Brazil Real)	1,936,000		1,891,000
Noncontrolling interests (in Brazil Real)	(2,490,000)		8,873,000
Accumulated losses (in Brazil Real)	(585,074,000)		R$ (529,780,000)
Cash flows from operating activities (in Brazil Real)	R$ (2,129,000)	R$ 17,220,000
Leadlovers [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
Ipe Tecnologia LTDA [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
Datahub [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
Onclick [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
APIE.COMM Tecnologia LTDA [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
Commit Consulting LTDA [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
Onclick [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
Mercos [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
Mercos Agreement Reselling [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	42.09%
Smart NX [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	55.00%
Other operating expenses (in Brazil Real)	R$ 38,700,000
Goodwill (in Brazil Real)	15,500,000
Property and equipment and right-of-use assets (in Brazil Real)	400,000
Intangible assets (in Brazil Real)	11,200,000
Other assets (in Brazil Real)	5,500,000
Lease liabilities (in Brazil Real)	300,000
Noncontrolling interests (in Brazil Real)	1,700,000
Accumulated losses (in Brazil Real)	4,600,000
Cash flows from operating activities (in Brazil Real)	R$ 35,800,000
Smart NX LTDA [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	55.00%
Deconsolidation of Smart NX [Member]
Corporate and Business Information [Line Items]
Acquired equity interest				55.00%
Smart NX [Member]
Corporate and Business Information [Line Items]
Net income (in Brazil Real)	R$ 2,900,000